            As filed with the U.S. Securities and Exchange Commission
                                on October ,2001

                        Securities Act File No. 33-47880
                    Investment Company Act File No. 811-6670

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]

                         Pre-Effective Amendment No.                         [ ]
                                                    ----

                        Post-Effective Amendment No. 25                      [x]
                                                    ----

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                                   [x]

                              Amendment No. 26                               [x]
                                           ----
                        (Check appropriate box or boxes)

                     Credit Suisse Institutional Fund, Inc.
          (formerly known as Warburg, Pincus Institutional Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue
New York, New York                                                    10017-3147
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

            [ ]   immediately upon filing pursuant to paragraph (b)

            [ ]   on February 28, 2001 pursuant to paragraph (b)

            [ ]   60 days after filing pursuant to paragraph (a)(1)

            [ ]   on [date] pursuant to paragraph (a)(1)

            [x]   75 days after filing pursuant to paragraph (a)(2)

            [ ]   on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    SUBJECT TO COMPLETION, OCTOBER 26, 2001

                             [Warburg Pincus Logo]
                                   PROSPECTUS
                                              , 2001
             CREDIT SUISSE INSTITUTIONAL FUND, INC.

                   -- SELECT EQUITY PORTFOLIO

                   -- CAPITAL APPRECIATION PORTFOLIO

                   -- SMALL CAP VALUE PORTFOLIO

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these portfolios, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Fund is advised by Credit
           Suisse Asset Management, LLC.

      THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                    CONTENTS


KEY POINTS.................... ....................           4
   Goals and Principal Strategies..................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
PERFORMANCE SUMMARY............... ................           6
INVESTOR EXPENSES................ .................           8
   Fees and Portfolio Expenses.....................           8
   Example.........................................           9
THE PORTFOLIOS IN DETAIL............. .............          10
   The Management Firm.............................          10
   Portfolio Information Key.......................          10
SELECT EQUITY PORTFOLIO............. ..............          11
CAPITAL APPRECIATION PORTFOLIO.......... ..........          13
SMALL CAP VALUE PORTFOLIO............ .............          15
MORE ABOUT RISK................. ..................          17
   Introduction....................................          17
   Types of Investment Risk........................          17
   Certain Investment Practices....................          19
MEET THE MANAGERS................ .................          24
ABOUT YOUR ACCOUNT................ ................          27
   Share Valuation.................................          27
   Account Statements..............................          27
   Distributions...................................          27
   Taxes...........................................          28
BUYING SHARES.................. ...................          29
SELLING SHARES.................. ..................          31
OTHER POLICIES.................. ..................          33
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOALS AND PRINCIPAL STRATEGIES

PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
SELECT EQUITY           Long-term capital          - Invests in securities of 40-60
PORTFOLIO               appreciation                 U.S. companies
Risk factors:                                      - Focuses on companies and
 Market risk                                       industry sectors with favorable
 Non-diversified                                     economic profit trends
status                                             - Uses both traditional
                                                   value-based analyses (such as
                                                     price/book ratio), as well as
                                                     the economic profit of a company
CAPITAL APPRECIATION    Long-term capital          - Invests primarily in equity
Risk factors:           appreciation               securities of U.S. companies
 Market risk                                       - Seeks sectors and companies that
                                                     will outperform the overall
                                                     market
                                                   - Looks for themes or patterns
                                                     associated with growth companies
                                                     such as significant fundamental
                                                     changes, generation of a large
                                                     free cash flow or company
                                                     share-buyback programs
SMALL CAP VALUE         High level of growth of    - Invests primarily in equity
PORTFOLIO               capital                    securities of small U.S. companies
Risk factors:                                      - Employs a value oriented
 Market risk                                       investment approach seeking
 Special-situation                                   securities that appear to be
  companies                                          underpriced
 Start-up and other
small
  companies

     INVESTOR PROFILE

   THESE PORTFOLIOS ARE DESIGNED FOR INVESTORS WHO:

 - have longer time horizons

 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

 - are investing for capital appreciation or growth

 - want to diversify their portfolios with stock funds

   THEY MAY NOT BE APPROPRIATE IF YOU:

 - are investing for a shorter time horizon

 - are uncomfortable with an investment that will fluctuate in value

 - are looking for income

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolios are discussed below. Before you invest, please make sure you understand the risks that apply to your portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK
All portfolios

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS
Select Equity Portfolio

   Compared to a diversified mutual fund, a non-diversified portfolio may invest a greater share of its assets in the securities of fewer companies. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a portfolio that is more broadly diversified.

SPECIAL-SITUATION COMPANIES
Small Cap Value Portfolio

   "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES
Small Cap Value Portfolio

   Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

                              PERFORMANCE SUMMARY

As the portfolios have not yet commenced operations, no performance information is available as of the date of this Prospectus.

                       This page intentionally left blank

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on expected amounts for the fiscal year ended October 31, 2002.

                                                 SELECT       CAPITAL        SMALL
                                                 EQUITY     APPRECIATION   CAP VALUE
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO
SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on
   purchases                                       NONE         NONE          NONE
Deferred sales charge "load"                       NONE         NONE          NONE
Sales charge "load" on reinvested
  distributions                                    NONE         NONE          NONE
Redemption fees                                    NONE         NONE          NONE
Exchange fees                                      NONE         NONE          NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
Management fee                                   [  ]         [  ]          [  ]
Distribution and service
   (12b-1) fee                                     NONE         NONE          NONE
Other expenses                                     [  ]         [  ]          [  ]
TOTAL ANNUAL PORTFOLIO
   OPERATING EXPENSES*                             [  ]         [  ]          [  ]

* Estimated fees and expenses for the fiscal year ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits may reduce some expenses during 2001/2002 but may be discontinued at any time:

                                                 SELECT       CAPITAL        SMALL
            EXPENSES AFTER WAIVERS               EQUITY     APPRECIATION   CAP VALUE
              AND REIMBURSEMENTS                PORTFOLIO    PORTFOLIO     PORTFOLIO
Management fee                                     [  ]         [  ]          [  ]
Distribution and service
   (12b-1) fee                                     NONE         NONE          NONE
Other expenses                                     [  ]         [  ]          [  ]
                                                  -----         ----        ------
TOTAL ANNUAL PORTFOLIO OPERATING
 EXPENSES                                          [  ]         [  ]          [  ]

                                    EXAMPLE

This example may help you compare the cost of investing in these portfolios with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each portfolio returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                                              ONE YEAR   THREE YEARS
SELECT EQUITY PORTFOLIO                                        [    ]      [    ]
CAPITAL APPRECIATION PORTFOLIO                                 [    ]      [    ]
SMALL CAP VALUE PORTFOLIO                                      [    ]      [    ]

                            THE PORTFOLIOS IN DETAIL

     THE MANAGEMENT FIRM

   CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolios

 - Responsible for managing each portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $86 billion in the U.S. and $280 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     PORTFOLIO
     INFORMATION KEY

   Concise descriptions of each portfolio begin on the next page. Each description provides the following information:

GOAL AND STRATEGIES
   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT
   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

INVESTOR EXPENSES
   Expected portfolio expenses for the 2002 fiscal year. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS
   As the portfolio have not yet commenced operations, no financial information is available as of the date of this Prospectus.

                            SELECT EQUITY PORTFOLIO

     GOAL AND STRATEGIES

   The portfolio seeks long-term appreciation of capital. To pursue this goal, the portfolio invests in securities of approximately 40-60 U.S. companies. The "top ten" (largest company holdings) in the portfolio may account for 40% or more of the portfolio's assets. In addition, the portfolio managers search for industry sectors with favorable economic profit trends and may focus the portfolio in these sectors.

   In choosing stocks, the portfolio managers use both traditional value-based analyses (such as price/book ratio), as well as the economic profit of a company measured by its cash flow relative to its capital assets. The managers look for companies that:

 - earn rates of return exceeding their risk-adjusted costs of capital, as opposed to earning more than they have spent (accounting profits)

 - create shareholder value by gaining the most from their investment spending, or use their cost of capital as a competitive advantage

 - have current market valuations that do not fully recognize future economically profitable growth

   The managers believe this approach allows them to identify companies with low disappointment risk, as well as those with potential restructuring opportunities. The portfolio managers construct the portfolio by weighting selected securities based on results of a proprietary analysis and risk-scoring system.

     PORTFOLIO INVESTMENTS

   Under normal market conditions, this portfolio invests at least 80% of assets in U.S. equity securities. Equity holdings may consist of:

 - common stocks

 - preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   The portfolio may invest without limit in foreign securities, including dollar-denominated ADRs of foreign issuers. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - market risk

 - non-diversified risk

   The value of your investment will vary with changes in interest rates and other factors.

   Compared to a diversified mutual fund, a non-diversified fund may invest a greater portion of its assets in the securities of fewer issuers. Because this portfolio is non-diversified, its share price and yield might fluctuate more than they would for a diversified portfolio.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   D. Susan Everly, Sheryl Hempel and Margaret D. Miller manage the portfolio. You can find out more about them in "Meet the Managers."

     INVESTOR EXPENSES

   Expected fees for the 2002 fiscal year (after fee waivers and
reimbursements). Management fee                                         [   ]
   Distribution and service
        (12b-1) fee                                                      None
   All other expenses                                                   [   ]
                                                                 ------------
   Total expenses                                                       [   ]

     FINANCIAL HIGHLIGHTS

   As the portfolio has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                         CAPITAL APPRECIATION PORTFOLIO

     GOAL AND STRATEGIES

   This portfolio seeks long-term capital appreciation. To pursue its goal, the portfolio invests primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

   CSAM seeks to identify growth opportunities for the portfolio. We look for sectors and companies that we believe will outperform the overall market. We also look for themes or patterns that we generally associate with growth companies, such as:

 - significant fundamental changes, including changes in senior management

 - generation of a large free cash flow

 - proprietary products and services

 - company share-buyback programs

   The portfolio managers select growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

     PORTFOLIO INVESTMENTS

   This portfolio will ordinarily invest substantially all of its assets--but no less than 80% of assets--in the following types of equity securities:

 - common stocks

 - rights and warrants

 - securities convertible into or exchangeable for common stocks

 - depositary receipts relating to equity securities

   The portfolio may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factor is:

 - market risk

   The value of your investment generally will fluctuate in response to stock-market movements. Portfolio performance will largely depend upon the performance of growth stocks, which may be more volatile than the overall stock market.

   Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

   "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Susan L. Black and Jeffrey T. Rose manage the portfolio. You can find out more about them in "Meet the Managers."

     INVESTOR EXPENSES

   Expected expenses for the 2002 fiscal year (after fee waivers and reimbursements).

   Management fee                                                       [   ]
   All other expenses                                                   [   ]
                                                                 ------------
     Total expenses                                                     [   ]

     FINANCIAL HIGHLIGHTS

   As the portfolio has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                           SMALL CAP VALUE PORTFOLIO

     GOAL AND STRATEGIES

   The portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets in equity securities of small U.S. companies that appear to be undervalued.

   In seeking to identify undervalued companies, the portfolio managers look at:

 - stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth

 - the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment

 - the earning power or purchase value of the company relative to its current stock price

 - whether the company has an established presence in its industry, in a product or in a market niche

   In choosing a security, the portfolio managers also consider whether the management owns a significant stake in the company.

   The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

   The portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Value Index at the time of purchase. As of June 30, 2001, the Russell 2000 Value Index included companies with market capitalizations between $60 million and $1.8 billion.

   Some companies may outgrow the definition of a small company after the portfolio has purchased their securities. These companies continue to be considered small for purposes of the portfolio's minimum 80% allocation to small company equities. In addition, the portfolio may invest in companies of any size once the 80% policy is met. As a result, the portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Value Index.

     PORTFOLIO INVESTMENTS

   The portfolio invests primarily in:

 - Common stock

 - Preferred stock

 - Securities convertible into common stocks

 - Securities such as warrants, whose values are based on common stock

 - Investment grade debt securities including U.S. government and municipal and other financial instruments

   The portfolio may invest in unlisted securities and securities traded over-the-counter. The portfolio may also invest up to 20% of its total assets in foreign securities. To a limited extent, it may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - market risk

 - special-situation companies

 - start-up and other small companies

   The value of your investment generally will fluctuate in response to stock-market movements. The portfolio's performance will largely depend upon the performance of value stocks, which may be more volatile than the overall stock market.

   Different types of investment styles (such as "growth" vs. "value" strategies) tend to shift in and out of favor depending on market and economic conditions. Accordingly, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing a growth strategy).

   Investing in start-up and other small companies may expose the portfolio to increased market, liquidity and information risks. These risks are defined in "More About Risk."

   Small companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not materialize.

   "More About Risk" details certain other investment practices the portfolio may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Roger W. Vogel and Richard J. Hanlon manage the portfolio. You can find out more about them in "Meet the Managers."

     INVESTOR EXPENSES

   Management fee                                                     [     ]
   All other expenses                                                [     ]%
     Total expenses                                                   [     ]

   [The management fee declines to [     ] on assets between $100 million and
$200 million, and to [     ] on assets above $200 million.]

     FINANCIAL HIGHLIGHTS

   As the portfolio has not yet commenced operations, no financial information is available as of the date of this Prospectus.

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of each portfolio's risk profile in "Key Points." The preceding discussions of each portfolio contain more detailed information. This section discusses other risks that may affect the portfolios.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolios may use. Some of these practices may have higher risks associated with them. However, each portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LEGAL RISK Lawsuits or other legal proceedings against the issuer of a security may adversely affect the issuer, the market value of the security, or a portfolio's performance.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. A portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies and other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or a portfolio's performance.

   VALUATION RISK The lack of an
active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate
       actual use
/20%/  Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET portfolio assets;
       does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL portfolio assets;
       does not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted

                                                                                      WARBURG
                                                                                      PINCUS
                                                                            SMALL      POST-
                                                                           COMPANY    VENTURE
                                                                 VALUE     GROWTH     CAPITAL
                                                               PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                         LIMIT
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                     33 1/3%      10%      33 1/3%
----------------------------------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures,
forwards or swaps, intended to manage fund exposure to
currency risk. Options, futures or forwards involve the
right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit,
currency, hedged exposure, liquidity, political, valuation
risks.                                                           [ ]        [ ]        [ ]
----------------------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                         [-]        [-]        [-]
----------------------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May
include depositary receipts. Currency, information,
liquidity, market, operational, political, valuation risks.      20%        20%        20%
----------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable a portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                           [ ]        [ ]        [ ]
----------------------------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's rating service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks.                                                    [ ]        20%       /20%/
----------------------------------------------------------------------------------------------

                                                                                      WARBURG
                                                                                      PINCUS
                                                                            SMALL      POST-
                                                                           COMPANY    VENTURE
                                                                 VALUE     GROWTH     CAPITAL
                                                               PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                         LIMIT
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.           [ ]        [ ]        [ ]
----------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the
District of Columbia and their political subdivisions,
agencies and instrumentalities. Municipal securities may be
affected by uncertainties regarding their tax status,
legislative changes or rights of municipal-securities
holders. Credit, interest-rate, market, regulatory risks.        [ ]        [ ]        [ ]
----------------------------------------------------------------------------------------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
below the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of
comparable quality. Commonly referred to as junk bonds.
Credit, information, interest-rate, liquidity, market,
valuation risks.                                                 [ ]        /5%/       /5%/
----------------------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period. A
portfolio may purchase or sell (write) both put and call
options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative
exposure, valuation risks.                                       [ ]        25%        [ ]
----------------------------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operations,
political, valuation risks.                                      [ ]        [ ]        [-]
----------------------------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment
vehicles that invest primarily in income-producing real
estate or real-estate-related loans or interests. Credit,
interest-rate, market risks.                                                [ ]       [-][ ]
----------------------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                          /15%/      /10%/      /15%/
----------------------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a portfolio receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                       33 1/3%    33 1/3%    33 1/3%
----------------------------------------------------------------------------------------------

                                                                                      WARBURG
                                                                                      PINCUS
                                                                            SMALL      POST-
                                                                           COMPANY    VENTURE
                                                                 VALUE     GROWTH     CAPITAL
                                                               PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                         LIMIT
SHORT SALES Selling borrowed securities with the intention
of repurchasing them for a profit on the expectation that
the market price will drop. Liquidity, market, speculative
exposure risks.                                                  [ ]        /--/      /10%/
----------------------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the
portfolio owns enough shares of the security involved to
cover the borrowed securities, if necessary. Liquidity,
market, speculative exposure risks.                              [ ]        /--/      /10%/
----------------------------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual
developments affecting their market values. Special
situations may include acquisition, consolidation,
reorganization, recapitalization, merger, liquidation,
special distribution, tender or exchange offer, or
potentially favorable litigation. Securities of a
special-situation company could decline in value and hurt a
portfolio's performance if the anticipated benefits of the
special situation do not materialize. Information, market
risks.                                                           [ ]        [ ]        [-]
----------------------------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                             /5%/        [ ]        [-]
----------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow the fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) where the fund's direct investment is
restricted. Credit, currency, information, interest-rate,
liquidity, market, political, speculative exposure,
valuation risks.                                                 [ ]        [ ]        [ ]
----------------------------------------------------------------------------------------------

                                                                SELECT      CAPITAL       SMALL
                                                                EQUITY    APPRECIATION     CAP
                                                               PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                          LIMIT
TEMPORARY DEFENSIVE TACTICS Placing some or all of a
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with a portfolio's
principal investment strategies and might prevent a
portfolio from achieving its goal.                               [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                              [ ]        /10%/        /10%/
-------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                     /25%/       /20%/        /20%/
-------------------------------------------------------------------------------------------------
ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and
are issued at a discount from maturity value. At maturity,
return comes from the difference between purchase price and
maturity value. Interest-rate, market risks.                     [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------------

(1) The portfolios are not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) Each portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                       This page intentionally left blank

                               MEET THE MANAGERS

The day-to-day portfolio management of the Select Equity Portfolio is the responsibility of the following individuals:

                            [D. SUSAN EVERLY PHOTO]

                                D. SUSAN EVERLY
                                    Director

 - Co-Portfolio Manager since inception

 - With CSAM since 1998

 - Securities analyst at Goldman Sachs, 1996 to 1998

 - Financial analyst at First Boston, 1991 to 1994

                            [SHERYL M. HEMPEL PHOTO]
                                SHERYL M. HEMPEL
                                    Director

 - Co-Portfolio Manager since inception

 - With CSAM since 2000

 - Vice President and relationship manager at Morgan Stanley Dean Witter Investment Management from 1996 to 2000

                           [MARGRET D. MILLER PHOTO]

                               MARGRET D. MILLER
                                 Vice President

 - Co-Portfolio Manager since inception

 - With CSAM since 2000 as a result of Credit Suisse's acquisition of Donaldson, Lufkin & Jenrette ("DLJ") and the transfer of the business of DLJ Asset Management Group, Inc. ("DLJAM") to CSAM

 - Joined DLJAM in 1996

The day-to-day portfolio management of the Capital Appreciation Portfolio is the responsibility of the following individuals:

                              [Susan Black Photo]
                            SUSAN L. BLACK, CFA, CIC
                               Managing Director

 - Co-Portfolio Manager since inception

 - With CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus

 - With Warburg Pincus since 1985

                            [JEFFREY T. ROSE PHOTO]
                                JEFFREY T. ROSE
                                    Director

 - Co-Portfolio Manager since inception

 - With CSAM since 2000

 - Managing director and portfolio manager at Prudential Investments, 1994 to
  2000

 - Analyst and portfolio manager at Prudential Capital Group, 1992 to 1994

The day-to-day portfolio management of the Small Cap Value Portfolio is the responsibility of the following individuals:

                             [ROGER W. VOGEL PHOTO]
                                 ROGER W. VOGEL
                               Managing Director

 - Co-Portfolio Manager since inception

 - With CSAM since 2000 as a result of Credit Suisse's acquisition of DLJ and the transfer of the business of DLJAM to CSAM

 - With DLJAM since 1993

                           [RICHARD J. HANLON PHOTO]
                               RICHARD J. HANLON
                                    Director

 - Co-Portfolio Manager since inception

 - With CSAM since 2000 as a result of Credit Suisse's acquisition of DLJ and the transfer of the business of DLJAM to CSAM

 - With DLJAM since 1994

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the each portfolio's total assets, less its liabilities, by the number of shares outstanding in each portfolio.

   Each portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolios do not compute their prices. This could cause the value of a portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

     ACCOUNT STATEMENTS

   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As an investor in a portfolio, you will receive distributions.

   Each portfolio may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The portfolios typically distribute dividends and capital gains annually, usually in December.

   Most investors have their distributions reinvested in additional shares of the same portfolio. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

   Estimated year-end distribution information, including record and payment dates, will be available late in the year by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the portfolios.

     TAXES

   As with any investment, you should consider how your investment in a portfolio will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS
   As long as a portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Distributions you receive from a portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from a portfolio's long-term capital gains are taxed as long-term capital gains regardless of how long you have held portfolio shares. Distributions from other sources (including the portfolio's short-term capital gains) are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

TAXES ON TRANSACTIONS
   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Services Center to receive one by mail or fax.

   You can make your initial investment by wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     BUYING AND SELLING SHARES

   The Institutional Fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.

                           MINIMUM INITIAL INVESTMENT

Select Equity Portfolio                                               $1,000,000

Capital Appreciation
  Portfolio                                                           $1,000,000

Small Cap Value Portfolio                                             $1,000,000

   There is no minimum subsequent investment. The minimum initial investment for any group of related persons is an aggregate $4,000,000.

FINANCIAL-SERVICES FIRMS
   You may be able to buy and sell fund shares through financial-services firms such as banks, brokers and financial advisors. The portfolios may authorize these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the portfolio and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the portfolios. Please read the firm's program materials for any special provisions or additional service features that may apply to your investment. Certain features of the portfolios, such as the minimum initial investment amounts, may be modified.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY EXCHANGE
- Call our Institutional Services Center       - Call our Institutional Services Center
  to request an exchange from another          to request an exchange from another
  Credit Suisse Fund or portfolio. Be            Credit Suisse Fund or portfolio
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                   privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Services Center
  Application.                                 by 4 p.m. ET to inform us of the incoming
- Call our Institutional Services Center         wire. Please be sure to specify the
  and fax the signed New Account                 account registration, account number
  Application by 4 p.m. ET.                      and the fund and portfolio name on your
- Institutional Services will telephone          wire advice.
  you with your account number. Please be      - Wire the money for receipt that day.
  sure to specify the account
  registration, account number and the
  fund and portfolio name on your wire
  advice.
- Wire your initial investment for
receipt that day.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

                                 SELLING SHARES

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares
in Writing").
Mail the materials to Credit Suisse
Institutional Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Services Center (unless a
signature guarantee is required).
BY EXCHANGE
- Call our Institutional Services Center       - Accounts with telephone privileges.
  to request an exchange into another          If you do not have telephone privileges,
Credit Suisse Fund or portfolio. Be sure       mail or fax a letter of instruction to
to read the current Prospectus for the         exchange shares.
new fund or portfolio.
BY PHONE

Call our Institutional Services Center to      - Accounts with telephone privileges.
request a redemption. You can receive the
proceeds as:
- a check mailed to the address of record
- a wire to your bank
See "By Wire" for details.
BY WIRE
- Complete the "Wire Instructions" or          - Requests by phone or mail.
  "ACH on Demand" section of your New
Account Application.
- For federal-funds wires, proceeds will
  be wired on the next business day.

                                HOW TO REACH US

  Institutional Services Center

  Toll free: 800-222-8977
  Fax: 646-354-5026

  Mail:
   Credit Suisse Institutional
   Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

  Overnight/Courier Service:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
         Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Fund, Inc.
  [Institutional Fund Portfolio Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]
     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolios will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another portfolio.

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

   Your purchase order will be canceled and you may be liable for losses or fees incurred by a portfolio if:

 - your investment check does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day

   If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call our Institutional Services Center to update your account records whenever you change your address. Institutional Services Center can also help you change your account information or privileges.
     SPECIAL SITUATIONS

   The Institutional Fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements for employees and clients of its adviser and the adviser's affiliates

 - stop offering a portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 5 P.M. ET

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                                       34

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                                       35

                       This page intentionally left blank

                              FOR MORE INFORMATION

   More information about these portfolios is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio's managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolios, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC

(phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse
   Institutional Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse
         Institutional Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Fund, Inc.                                                              811-6670

                             [WARBURG PINCUS LOGO]
                      P.O. Box 9030, Boston, MA 02205-9030
                                  800-222-8977
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        WPINU-1-0201

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  SUBJECT TO COMPLETION, DATED OCTOBER 26, 2001



                       STATEMENT OF ADDITIONAL INFORMATION

                                                   ,2001
                         -------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.

                             SELECT EQUITY PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                            SMALL CAP VALUE PORTFOLIO

This Statement of Additional Information provides information about Credit Suisse Institutional Fund, Inc. (the "Fund"), relating to the Select Equity Portfolio, Capital Appreciation Portfolio and Small Cap Value Portfolio (each a "Portfolio" and together the "Portfolios") that supplements information contained in the Prospectus for the Portfolios dated , 2001.

This Statement of Additional Information is not itself a Prospectus and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report relating to the Portfolios and information regarding the Portfolios' current performance may be obtained by writing or telephoning:

                        Credit Suisse Institutional Fund
                                  P.O. Box 9030
                              Boston, MA 02205-9030
                                 1-800-222-8977

                                    CONTENTS

                                                                                                   Page
                                                                                                   ----
INVESTMENT OBJECTIVE AND POLICIES...............................................................     1
    General Investment Strategies...............................................................     1
    Options on Securities and Securities Indices and Currency Transactions......................     2
              Securities Options................................................................     2
              OTC Options.......................................................................     5
              Currency Transactions.............................................................     5
                       Forward Currency Contracts...............................................     6
                       Currency Options.........................................................     6
              Futures Activities. Futures Contracts.............................................     7
                       Options on Futures Contracts.............................................     8
              Hedging Generally.................................................................     9
              Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.....    10
              Foreign Investments. Foreign Currency Exchange....................................    10
                       Information..............................................................    11
                       Political Instability....................................................    11
                       Foreign Markets..........................................................    11
                       Increased Expenses.......................................................    12
                       Foreign Debt Securities..................................................    12
                       Dollar-Denominated Debt Securities of Foreign Issuers....................    12
                       Brady Bonds..............................................................    12
                       Depositary Receipts......................................................    13
                       Emerging Markets.........................................................    13
    U.S. Government Securities..................................................................    13
    Municipal Obligations.......................................................................    14
    Money Market Obligations....................................................................    15
              Repurchase Agreements.............................................................    15
              Money Market Mutual Funds.........................................................    16
    Debt Securities.............................................................................    16
              Below Investment Grade Securities.................................................    17
              Structured Securities.............................................................    18
              Mortgage-Backed Securities........................................................    18
              Asset-Backed Securities...........................................................    19
              Structured Notes, Bonds or Debentures.............................................    19
              Loan Participations and Assignments...............................................    20
    Temporary Defensive Strategies..............................................................    20
    Securities of Other Investment Companies....................................................    21
    Lending of Portfolio Securities.............................................................    21
    When-Issued Securities and Delayed-Delivery Transactions....................................    22
              To-Be-Announced Mortgage-Backed Securities........................................    22
    Stand-By Commitment Agreements Short Sales. Short Sales Against the Box.....................    22
    Convertible Securities......................................................................    25
    Warrants....................................................................................    25

    Non-Publicly Traded and Illiquid Securities.................................................    25
              Rule 144A Securities..............................................................    26
    "Special Situation Companies"...............................................................    27
    Borrowing...................................................................................    27
    Reverse Repurchase Agreements and Dollar Rolls..............................................    28
    Zero Coupon Securities......................................................................    28
    Government Zero Coupon Securities...........................................................    29
    REITs.......................................................................................    29

INVESTMENT RESTRICTIONS.........................................................................    29

PORTFOLIO VALUATION.............................................................................    32

PORTFOLIO TRANSACTIONS .........................................................................    32

PORTFOLIO TURNOVER..............................................................................    32

MANAGEMENT OF THE FUND..........................................................................    35
         Officers and Board of Directors........................................................    35

PORTFOLIO MANAGERS..............................................................................    39
         Investment Adviser and Co-Administrators...............................................    41
         Code of Ethics Custodian and Transfer Agent............................................    42
         Distribution and Shareholder Servicing.................................................    43
         Organization of the Fund...............................................................    43

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................    43

EXCHANGE PRIVILEGE..............................................................................    44

ADDITIONAL INFORMATION CONCERNING TAXES.........................................................    45
         The Portfolios and their Investments...................................................    45
         Passive Foreign Investment Companies...................................................    47
         Dividends and Distributions............................................................    48
         Sales of Shares........................................................................    48
         Foreign Taxes..........................................................................    49
         Backup Withholding.....................................................................    49
         Notices................................................................................    50
         Other Taxation.........................................................................    50

DETERMINATION OF PERFORMANCE....................................................................    50

INDEPENDENT ACCOUNTANTS AND COUNSEL.............................................................    52


Appendix -- Description of Ratings..............................................................   A-1

                        INVESTMENT OBJECTIVE AND POLICIES

                  The following information supplements the descriptions of the Portfolios' investment objective and policies in the Prospectus. There is no assurance that the Portfolios will achieve their investment objectives.

                  The investment objective of the Select Equity Portfolio is long-term capital appreciation.

                  The investment objective of the Capital Appreciation Portfolio is long-term capital appreciation.

                  The investment objective of the Small Cap Value Portfolio is a high level of growth of capital.

                  Under normal market conditions, at least 80% of the Select Equity Portfolio's net assets will be invested in U.S. equity securities. Under normal market conditions, at least 80% of the Capital Appreciation Portfolio's net assets will be invested in U.S. equity securities. Under normal market conditions, at least 80% of the Small Cap Value Portfolio's net assets will be invested in equities of small U.S. companies. For the purposes of these 80% investment policies, net assets include any borrowings for investment purposes. This percentage requirement will not be applicable during periods when the Portfolios pursue a temporary defensive strategy, as discussed below. The Portfolios' 80% investment policies are non-fundamental and may be changed by the Board of Directors of the Fund to become effective upon at least 60 days' notice to shareholders of the Fund prior to any such change.

General Investment Strategies

                  Unless otherwise indicated, the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolios' ability to invest in debt securities will not be applicable during periods when the Portfolios pursue a temporary defensive strategy as discussed below.

                  The Portfolios are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future.

                  The Portfolios may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Portfolios may enter into futures contracts and options on futures contracts on securities, securities indices, currencies and interest rates and may engage in currency exchange transactions for these same purposes, which may involve speculation. Up to 20% of each Portfolio's total assets may be at risk in connection with investing in options on securities, futures contracts, securities indices and, if applicable, currencies or interest rates, although options are not expected to be used to a significant extent by the Select Equity Portfolio or the Small Cap Value Portfolio. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

Options on Securities and Securities Indices and Currency Transactions

                  Securities Options. The Portfolios may write covered put and call options on stock and debt securities and the Portfolios may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolios realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation a Portfolio could realize on its investments or require a Portfolio to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Portfolio that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that a Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

                  In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

                  Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if a Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

                  Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Portfolio may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where a Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolios, however, intend to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund, the Portfolio and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

                  Securities Index Options. The Portfolios may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

                  OTC Options. The Portfolios may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolios will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who are expected to be capable of entering into closing transactions with the respective Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

                  Currency Transactions. The value in U.S. dollars of the assets of the Portfolios that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Portfolios may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolios will conduct their currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. The Portfolios may engage in currency exchange transactions for hedging purposes and the Select Equity Portfolio and the Small Cap Value Portfolio may also engage in currency exchange transactions to increase total return. The Portfolios are not expected to engage in currency exchange transactions to any significant extent.

                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract, the Portfolios may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which a Portfolio might otherwise avoid (e.g., through the use of hedging transactions).

                  Currency Options. The Portfolios may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

                  Currency Hedging. Each Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolios may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which a Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against a price decline if the issuer's creditworthiness deteriorates.

                  Futures Activities.

                  The Portfolios may enter into foreign currency, interest rate, securities and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of security, stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the security, specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolios reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Portfolios' policies. There is no overall limit on the percentage of Portfolio assets that may be at risk with respect to futures activities.

                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

                  No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Portfolio will also incur brokerage costs in connection with entering into futures transactions.

                  At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if a Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Portfolio's performance.

                  Options on Futures Contracts. A Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Portfolio.

                  Hedging Generally

                  In addition to entering into options and futures transactions for other purposes, including generating current income to offset expenses or increase return, the Portfolios may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Portfolio's assets.

                  In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Portfolio's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

                  The Portfolios will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolios of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.

                  Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.

                  The Portfolios will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolios on currencies, securities and indexes; currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                  For example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. A Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

                  Foreign Investments.

                  Each Portfolio may invest up to 20% of the value of its total assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. or non-U.S. governments, government entities or political subdivisions ("foreign securities"). Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

                  Foreign Currency Exchange. Since the Portfolios may be investing in securities denominated in currencies other than the U.S. dollar, and since the Portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolios may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

                  Information. Many of the foreign securities that may be held by the Portfolios will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolios, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the Portfolios may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolios associated with foreign investing, such as custodial costs, valuation costs and communication costs, though similar to such expenses of some other funds investing internationally, are higher than those costs incurred by other investment companies not investing in foreign securities.

                  Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  The foreign debt securities in which the Portfolios may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign debt securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

                  Foreign government securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

                  Dollar-Denominated Debt Securities of Foreign Issuers. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  Brady Bonds. The Portfolios may invest in so-called "Brady Bonds," which have been issued by, among other countries, Argentina, Brazil, the Dominican Republic, Mexico, Nigeria, the Philippines, Poland and Venezuela and which may be issued by Latin American, ex-Soviet Union or other countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and may be traded in the over-the-counter ("OTC") secondary market for debt. In light of the history of commercial bank loan defaults by developing nations' public and private entities, investments in Brady Bonds may be viewed as speculative.

                  Depositary Receipts. Assets of the Portfolios may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depositary Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depositary Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets.

                  Emerging Markets. The Portfolios may invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

                  Euro Conversion. The introduction of a single European currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union still potentially presents unique risks and uncertainties for investors in those countries, including (i) the functioning of the payment and operational systems of banks and other financial institutions;
(ii) the creation of suitable clearing and settlement payment schemes for the euro; (iii) the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; and
(iv) whether the interest rate, tax and labor regimes of the European countries participating in the euro will converge over time. Further, the conversion of the currencies of other Economic Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the euro. These or other factors may cause market disruptions and could adversely affect the value of foreign securities and currencies held by the Portfolios.

U.S. Government Securities

                  The obligations issued or guaranteed by the U.S. government in which the Portfolios may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

                  Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

Municipal Obligations

                  Under normal circumstances, the Portfolios may invest in "Municipal Obligations," although they are not expected to do so to any significant extent. Municipal Obligations are debt obligations issued by or on behalf of states (including the State of New York), territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

                  Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

                  The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

                  There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and

Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. A Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. See the Appendix attached hereto for further information concerning the ratings of Moody's and S&P and their significance.

                  Among other instruments, the Portfolios may purchase short term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  The yields on Municipal Obligations are dependent upon a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal bond market, size of a particular offering, maturity of the obligation offered and rating of the issue.

                  Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Money Market Obligations

                  The Portfolios are authorized to invest, under normal market conditions, up to 20% of their respective total assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

                  Repurchase Agreements. The Portfolios may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

                  Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Portfolio and appropriate considering the factors of return and liquidity, the Portfolio may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Portfolio or CSAM. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of that Portfolio's management fees and other expenses with respect to assets so invested.

Debt Securities

                  The interest income to be derived from debt securities may be considered as one factor in selecting such securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. The Portfolios may each invest up to 20% of total assets in investment grade debt securities.

                  The Portfolios may invest to a limited extent in zero coupon securities. It is not expected however that they will be utilized to any great extent. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of the Portfolio that invests in zero coupon securities.

                  A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by CSAM. Securities rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio, if any. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether a Portfolio should continue to hold the securities.

                  Below Investment Grade Securities. The Capital Appreciation Portfolio and the Small Cap Value Portfolio may each invest up to 5% of its net assets in fixed-income securities rated below investment grade at the time of purchase. The Select Equity Portfolio is permitted to invest up to 20% of its total assets in such securities, but it is not expected to utilize them to any great extent.

                  Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. While the market values of below investment grade securities tend to react less to fluctuations in interest rate levels than do those of investment grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, below investment grade securities generally present a higher degree of credit risk. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

                  An economic recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

                  The Portfolios may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Portfolios anticipate that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

                  The market value of below investment grade securities is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Portfolio's net asset value. The Portfolios will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, below investment grade securities are not intended for short-term investment. The Portfolios may each incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

                  Structured Securities. The Portfolios may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans, although they are not expected to do so to a significant extent.

                  Mortgage-Backed Securities. The Portfolios may invest in mortgage-backed securities issued by U.S. government entities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") or certain foreign issuers. It is not expected that investments in such securities will form a significant part of a Portfolio's investment holdings. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Portfolio's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, collateralized mortgage obligations may be less marketable than other securities.

                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. The Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements, but it is not expected that such securities will form a significant part of a Portfolio's investment holdings. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which a Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. The Portfolios will not invest to any significant extent in structured securities.

                  Loan Participations and Assignments. The Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrower (a "Borrower") and one or more financial institutions ("Lenders"). The majority of a Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Portfolio having a contractual relationship only with the Lender, not with the Borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the particular Portfolio and the Borrower is determined by CSAM to be creditworthy.

                  When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                  There are risks involved in investing in Participations and Assignments. The Portfolios may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet that Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

Temporary Defensive Strategies

                  When CSAM believes that a defensive posture is warranted, the Portfolios may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements. It is not expected that defensive positions in investment grade debt securities will be utilized under normal conditions.

Securities of Other Investment Companies

                  The Portfolios may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, the Portfolios may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of a Portfolio's total assets and
(iii) when added to all other investment company securities held by a Portfolio, do not exceed 10% of the value of that Portfolio's total assets.

Lending of Portfolio Securities

                  The Portfolios may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33-1/3% of a Portfolio's total assets (including the loan collateral) taken at value. A Portfolio will not lend portfolio securities to its investment adviser, any sub-investment adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolios and that is acting as a "finder."

                  By lending its securities, a Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Portfolio must be able to terminate the loan at any time; (iv) a Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Portfolio's securities will be fully collateralized and marked to market daily.

When-Issued Securities and Delayed-Delivery Transactions

                  The Portfolios may purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. The Capital Appreciation Portfolio and the Small Cap Value Portfolio currently anticipates that when-issued securities will not exceed 20% of their total assets. The Select Equity Portfolio will not invest more than 25% of its net assets in when-issued securities. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Portfolios will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will segregate with its custodian cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery. When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

To-Be-Announced Mortgage-Backed Securities

                  As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, a Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Portfolio. For a further description of mortgage-backed securities, see "Structured Securities - Mortgage-Backed Securities" above.

Stand-By Commitment Agreements

                  The Portfolios may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Portfolio's option specified securities at a specified price. A Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by a Portfolio, although a Portfolio can sell the underlying securities to a third party at any time.

                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, a Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. A Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

                  The amount payable to a Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

                  The Portfolios would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. Where a Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. Stand-by commitments would not affect the average weighted maturity of a Portfolio 's portfolio.

                  The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax exempt to the investment company.

Short Sales.

                  The Select Equity Portfolio and the Small Cap Value Portfolio may from time to time sell securities short. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 10% of the Small Cap Value Portfolio's net assets. It is not expected that short sales will be used to a significant extent by the Select Equity Portfolio.

                  To deliver the securities to the buyer, a Portfolio must arrange through a broker to borrow the securities and, in so doing, a Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Portfolio is required to pay in connection with a short sale.

                  A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, a Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

                  Short Sales Against the Box. The Select Equity Portfolio and the Small Cap Value Portfolio may enter into short sales "against the box." Not more than 10% of the Small Cap Value Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time. It is not expected that short sales "against the box" will be used to a significant extent by the Select Equity Portfolio. In a short sale, the investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security a Portfolio does not own, a short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. A Portfolio will segregate with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities in connection with short sales against the box. The Portfolios may utilize short sales against the box for investment purposes. A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in a Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but a Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  If a Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolios may effect short sales.

Convertible Securities

                  Convertible securities in which the Portfolios may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

                  The Portfolios may each invest in warrants. The Capital Appreciation Portfolio and the Small Cap Value Portfolio may each invest up to 10% of their respective net assets in warrants. It is not expected that the Select Equity Portfolio will invest in warrants to a significant extent. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The Portfolios may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

                  The Capital Appreciation Portfolio may invest up to 10% of its total assets in illiquid securities. The Select Equity Portfolio and the Small Cap Value Portfolio may invest up to 15% of their respective net assets in illiquid securities. Illiquid securities include, certain securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below) and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. CSAM will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board. In reaching liquidity decisions, CSAM may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from a Portfolio. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers.

                  Investments in small- and medium- sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones. Under normal market conditions the Small Cap Value Portfolio will invest at least 80% of its net assets in small capitalization companies. The Select Equity Portfolio will not invest more than 5% of its net assets in such securities. The Capital Appreciation Portfolio is not expected to invest in such securities to any significant extent. For the purposes of the Small Cap Value Portfolio, "small" companies are those whose market capitalization at the time of purchase is within the range of capitalizations of companies in the Russell 2000 Value Index.

"Special Situation Companies"

                  The Portfolios may each invest in the securities of "Special Situation Companies". "Special Situation Companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

Borrowing

                  The Select Equity Portfolio and the Small Cap Value Portfolio may each borrow up to 331/3% and the Capital Appreciation Portfolio up to 10% of their respective total assets for temporary or emergency purposes including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Portfolio's net assets. Although the principal of such borrowings will be fixed, a

Portfolio's assets may change in value during the time the borrowing is outstanding. A Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Reverse Repurchase Agreements and Dollar Rolls

                  The Portfolios may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and its use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

                  The Portfolios also may enter into "dollar rolls," in which a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has agreed to purchase. At the time a Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

Zero Coupon Securities

                  The Portfolios may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representation interests in such stripped debt obligations and coupons. Such investment in zero coupon securities is subject to the Portfolios' overall limit on investing in debt securities. The Select Equity Portfolio does not intend to invest more than 5% of its net assets in such securities. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Portfolios anticipate that they will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends a Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, a Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, in the recent past, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities

                  The Portfolios may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").

REITs

                  The Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, a Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS

                  Certain investment limitations of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the respective Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitations set forth in No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of such restriction.

                  The following investment limitations numbered 1 through 8 are Fundamental Restrictions. Investment limitations 9 through 16 may be changed by a vote of the Board at any time.

                  A Portfolio may not:

                  1. Borrow money, except that a Portfolio may (a) borrow from banks and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by a Portfolio may not exceed 33 1/3% (10% in the case of the Capital Appreciation Portfolio) of the value of the respective Portfolio's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as (a) it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and (b) the sale of securities in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

                  5. Purchase or sell commodities or commodity contracts, except that a Portfolio may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and may purchase and sell options, futures contracts, and options on futures contracts, and purchase and sell currencies on a forward commitment or delayed-delivery basis.

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction (i) the acquisition of bonds, debentures or other debt instruments or fixed-income securities or interests therein and investment in government obligations, Loan Participations and Assignments and other structured securities, short-term commercial paper, certificates of deposit and bankers' acceptances; and (ii) the purchase of restricted or illiquid securities shall not be deemed to be the making of a loan.

                  7. Purchase any securities which would cause 25% or more of the value of a Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or in municipal bonds (including industrial development bonds) and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

                  8. Except for the Select Equity Portfolio, purchase the securities of any issuer if as a result (a) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer or
(b) the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that these percentage limitations do not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these percentage limitations.

                  For purposes of Investment Limitation No. 13, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

                  In addition to the fundamental investment limitations specified above, a Portfolio may not:

                  9. Make investments for the purpose of exercising control or management, but investments by the Portfolio in controlled investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

                  10. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and sales of securities, and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts and transactions in currencies.

                  11. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options, purchase of securities on a "when-issued," forward commitment or delayed-delivery basis, collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts and hedging transactions in general short sales and short sales "against the box."

                  13. Invest in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations if as a result more than 10% of the total assets of the of the Capital Appreciation Portfolio or 15% of the net assets of the Select Equity Portfolio or the Small Cap Value Portfolio would be invested in such securities.

                  14. Invest in warrants (other than warrants acquired by a Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Capital Appreciation Portfolio or Small Cap Value Portfolio's net assets.

                  15. Make additional investments (including roll-overs) if a Portfolio's borrowings exceed 5% of its net assets.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures to used by a Portfolio in valuing its assets.

                  Securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. If there are no such quotations, the value of the security will be taken to be the most recent bid quotation on the exchange or market. In determining the market value of portfolio investments, a Portfolio may employ outside organizations (each, a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers or, if such dealers, brokers or market makers only provide bid quotations, at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

            Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service as of 12:00 noon (Eastern time). If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

            CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

            CSAM will select specific portfolio investments and effect transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research received from brokers or dealers is supplemental to CSAM's own research program. The fees to CSAM under its agreements with each Portfolio are not reduced by reason of its receiving any brokerage and research services.

            All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group ("Credit Suisse"). A Portfolio may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

            Investment decisions for a Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including each Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

            In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or Credit Suisse First Boston Corporation ("CS First Boston") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, a Portfolio will not give preference to any institutions with whom a Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

            The Fund and CSAM have applied for an order of exemption (the "Order") from the SEC to permit Credit Suisse First Boston, New York branch ("CSFB") to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM and CSFB, and to permit the investment of cash collateral received in connection with securities loans in an affiliated fund (the "Affiliated Portfolio"). If the Order were granted, it will contain a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions will include that no more than 10% of a lending fund's (including each Portfolio's) net assets may be loaned to any one affiliated broker-dealer and that no more than 50% of a lending fund's net assets may be loaned in the aggregate to affiliated broker-dealers. In addition, these conditions include percentage limitations on the amount of a fund's assets that may be invested in the Affiliated Portfolio, restrictions on the Affiliated Portfolio's ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Affiliated Portfolio will do so at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

            Transactions for a Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

            The Portfolios may participate, if and when practicable, in bidding for the purchase of securities for a Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolios will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in a Portfolio's interest.

                               PORTFOLIO TURNOVER

            The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

            Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having a similar objective that do not utilize these strategies.

            It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

                             MANAGEMENT OF THE FUND

Officers and Board of Directors

            The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

            The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard H. Francis (69)             Director
40 Grosvenor Road                   Currently retired; Executive
Short Hills, New Jersey 07078       Vice President and Chief Financial
                                    Officer of Pan Am Corporation and Pan
                                    American World Airways, Inc. from 1988
                                    to 1991; Director/Trustee of other
                                    CSAM-advised investment companies.

Jack W. Fritz (74)                  Director
2425 North Fish Creek Road          Private investor; Consultant and Director of Fritz
P.O. Box 483                        Broadcasting, Inc. and Fritz Communications
Wilson, Wyoming 83014               (developers and operators of radio stations) since
                                    1987; Director/Trustee of other CSAM-advised
                                    investment companies.

Jeffrey E. Garten (54)              Director
Box 208200                          Dean of Yale School of Management and William S.
New Haven, Connecticut 06520-8200   Beinecke Professor in the Practice of International
                                    Trade and Finance; Undersecretary of
                                    Commerce for International Trade
                                    from November 1993 to October 1995;
                                    Professor at Columbia University
                                    from September 1992 to November
                                    1993; Director of Aetna, Inc.;
                                    Director/Trustee of other
                                    CSAM-advised investment companies.

Peter F. Krogh (64)                 Director
301 ICC                             Dean Emeritus and Distinguished Professor of
Georgetown University               International Affairs at the Edmund A. Walsh School
Washington, DC 20057                of Foreign Service, Georgetown University;
                                    Moderator of PBS foreign affairs
                                    television series; Member of Board
                                    of The Carlisle Companies Inc.;
                                    Member of Selection Committee for
                                    Truman Scholars and Henry Luce
                                    Scholars; Senior Associate of Center
                                    for Strategic and International
                                    Studies; Trustee of numerous world
                                    affairs organizations;
                                    Director/Trustee of other
                                    CSAM-advised investment companies.

James S. Pasman, Jr. (70)           Director
29 The Trillium                     Currently retired; President and Chief Operating
Pittsburgh, Pennsylvania 15238      Officer of National InterGroup, Inc. from April
                                    1989 to March 1991; Chairman of Permian Oil Co.
                                    from April 1989 to March 1991; Director of
                                    Education Management Corp., Tyco International Ltd
                                    (manufacturer and servicer of electrical and
                                    electronic components).; Trustee, Deutsche Bank VIT
                                    Funds; Director/Trustee of other CSAM-advised
                                    investment companies.

William W. Priest* (59)             Director
466 Lexington Avenue                Senior Partner and Portfolio Manager, Steinberg
New York, New York 10017-3147       Priest Capital Management since March 2001;
                                    Chairman of CSAM from 2000 to
                                    February 2001; Managing Director of
                                    CSAM since 1990; Chief Executive
                                    Officer of CSAM from 1990 to 2000;
                                    Director/Trustee of other
                                    CSAM-advised investment companies.

Steven N. Rappaport (52)            Director
40 East 52nd Street                 President of Loanet, Inc. (on-line accounting
New York, New York 10022            service) since 1997; Executive Vice President of
                                    Loanet, Inc. from 1994 to 1997; Director,
                                    President, North American Operations, and former
                                    Executive Vice President from 1992 to 1993 of
                                    Worldwide Operations of Metallurg Inc.; Executive
                                    Vice President, Telerate, Inc. from 1987 to 1992;
                                    Partner in the law firm of Hartman & Craven until
                                    1987; Director/Trustee of other Warburg Pincus
                                    Funds and other CSAM-advised investment companies.

James P. McCaughan (47)             Chairman
466 Lexington Avenue                Chief Executive Officer and Managing Director of
New York, New York  10017-3147      CSAM; Associated with CSAM since 2000; President
                                    and Chief Operating Officer of
                                    Oppenheimer Capital from 1998 to
                                    1999; President and Chief Executive
                                    Officer of UBS Asset Management (New
                                    York) Inc. from 1996 to 1998;
                                    Functional Advisor (Institutional
                                    Asset Management) of Union Bank of
                                    Switzerland from 1994 to 1996;
                                    Officer of other Warburg Pincus
                                    Funds and other CSAM-advised
                                    investment companies.

*Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

Hal Liebes, Esq. (36)               Vice President and Secretary
66 Lexington Avenue                 Managing Director and General Counsel of CSAM;
New York, New York 10017-3147       Associated with  Lehman Brothers, Inc. from 1996 to
                                    1997; Associated with CSAM from 1995
                                    to 1996; Associated with CS First
                                    Boston Investment Management from
                                    1994 to 1995; Associated with
                                    Division of Enforcement, U.S.
                                    Securities and Exchange Commission
                                    from 1991 to 1994; Officer of CSAMSI
                                    and other CSAM-advised investment
                                    companies.

Michael A. Pignataro (41)           Treasurer and Chief Financial Officer
466 Lexington Avenue                Director and Director of Fund Administration of
New York, New York 10017-3147       CSAM; Associated with CSAM since 1984; Officer of
                                    other CSAM-advised investment companies.

Stuart J. Cohen, Esq. (32)          Assistant Secretary
466 Lexington Avenue                Vice President and Legal Counsel of CSAM;
New York, New York 10017-3147       Associated with CSAM since Credit Suisse acquired
                                    the Funds' predecessor adviser in
                                    July 1999; with the predecessor
                                    adviser since 1997; Associated with
                                    the law firm of Gordon Altman
                                    Butowsky Weitzen Shalov & Wein from
                                    1995 to 1997; Officer of other
                                    CSAM-advised investment companies.

Gregory N. Bressler, Esq. (34)      Assistant Secretary
466 Lexington Avenue                Vice President and Legal Counsel of CSAM since
New York, New York 10017-3147       January 2000; Associated with the law firm of
                                    Swidler Berlin Shereff Friedman LLP
                                    from 1996 to 2000; Officer of other
                                    Warburg Pincus Funds and other
                                    CSAM-advised investment companies.

Rocco A. DelGuercio (38)            Assistant Treasurer
466 Lexington Avenue                Vice President and Administrative Officer of CSAM;
New York, New York 10017-3147       Associated with CSAM since June 1996; Assistant
                                    Treasurer, Bankers Trust Corp. --
                                    Fund Administration from March 1994
                                    to June 1996; Mutual Fund Accounting
                                    Supervisor, Dreyfus Corporation from
                                    April 1987 to March 1994; Officer of
                                    other CSAM- advised investment companies.

Joseph Parascondola (37)            Assistant Treasurer
466 Lexington Avenue                Assistant Vice President - Fund Administration of
New York, New York 10017-3147       CSAM since April 2000; Assistant Vice President,
                                    Deutsche Asset Management from
                                    January 1999 to April 2000;
                                    Assistant Vice President, Weiss,
                                    Peck & Greer LLC from November 1995
                                    to December 1998; Officer of other
                                    Warburg Pincus Funds and other
                                    CSAM-advised investment companies.


            No employee of CSAM, CSAMSI, PFPC Inc., the Fund's co-administrator ("PFPC"), or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, CSAMSI, PFPC or any of their affiliates receives an annual fee of $750 per fund for Director services provided and $250 for each meeting attended in addition to reimbursement for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250.

Directors' Compensation

(for the fiscal year ended October 31, 2000)

                                   Total         Total Compensation from
                             Compensation from   all Investment Companies
    Name of Director              the Fund            Managed by CSAM(1)
--------------------------   -----------------   ------------------------
William W. Priest(2)                 None                      None
Richard H. Francis                 $1,605                   $81,750
Jack W. Fritz                      $1,605                   $82,250
Jeffrey E. Garten(3)               $1,605                   $42,500
Peter F. Krogh(4)                  $    0                   $     0
James S. Pasman, Jr.               $1,605                   $82,250
Steven N. Rappaport                $1,605                   $81,750
Alexander B. Trowbridge(5)         $1,125                   $57,000


1. Each Director serves as a Director or Trustee of 45 investment companies and portfolios for which CSAM serves as investment adviser.

2. Mr. Priest has been an employee of CSAM, and, accordingly, receives no compensation from the Fund or any other investment company advised by CSAM.

3.    Mr. Garten became a director of the Fund effective December 21, 2000.

4.    Mr. Krogh became a Director of the Fund effective February 6, 2001.

5.    Mr. Trowbridge resigned as a Director of the Fund effective February 6,
      2001.

            As of January 31, 2001, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                               PORTFOLIO MANAGERS

            Select Equity Portfolio. The biographies of the individuals responsible for the day-to-day management of the Portfolio are as follows:

            D. Susan Everly, Director, is a co-portfolio manager for the Select Equity Portfolio. She holds a B.A. in Economics from the University of Chicago and an M.B.A. in Finance from the Harvard Graduate School of Business. Ms. Everly joined CSAM in 1998 from Goldman Sachs, where she initiated and built the U.S. convertible securities research function. Previously she worked for CS First Boston, first as an analyst in the depository institutions group and then as a member of the convertible securities new issue group.

            Sheryl M. Hempel, Director, is a co-portfolio manager for the Select Equity Portfolio. She holds a B.A. in Business and Economics from Lafayette College. Ms. Hempel joined CSAM in 2000 from Morgan Stanley Dean Witter Investment Management, where she was a Vice President and relationship manager for institutional clients. Previously, she held portfolio management positions at United Jersey Bank and Union Trust Company, worked in bond trading at Dean Witter Reynolds and was a stockbroker at Dean Witter Reynolds and Smith Barney Harris Upham.

            Margret D. Miller, Vice President, is a co-portfolio manager for the Select Equity Portfolio. She holds a B.S.B.A in Marketing and International Management from Georgetown University and an M.B.A. in Finance and Accounting from Columbia University Graduate School of Business. She joined Donaldson, Lufkin & Jenrette Asset Management ("DLJAM") in 1996 as a general analyst for large capitalization U.S. equity portfolios, and came to CSAM in 2000 as a result of the merger of the business of DLJAM and CSAM.

            Capital Appreciation. The biographies of the individuals responsible for the day-to-day management of the Portfolio are as follows:

            Susan L. Black, Managing Director, is a co-portfolio manager of the Capital Appreciation Portfolio. She holds a B.A. from Mount Holyoke College. Ms. Black, joined CSAM in 1999 as a result of CSAM's acquisition of Warburg Pincus Asset Management ("WPAM"). She had been with WPAM since 1985 and was a managing director and a member of the firm's executive operating committee. She also served as director of research for WPAM from 1988 until 1994. Earlier in her career, Ms. Black was a partner at Century Capital Associates from 1979 to 1985. From 1973 to 1977, and from 1978 to 1979, she was vice president of research at Drexel Burnham Lambert, and from 1977 to 1978 she was vice president of research at Donaldson, Lufkin & Jenrette. From 1961 until 1973, she was a securities analyst and then director of research at Argus Research.

            Jeffrey T. Rose, Director, is a co- portfolio manager of the Capital Appreciation Portfolio. He holds a B.A. in Government from Cornell University and an M.B.A. from The Amos Tuck School at Dartmouth College. Mr. Rose has been associated with CSAM sine 2000. Prior to that he managed large and mid-cap U.S. growth equity portfolio's for Prudential Investments. Previously, he managed internal fixed-income portfolios at J.P. Morgan.

            Small Cap Portfolio. The biographies of the individuals responsible for the day-to-day management of the Portfolio are as follows:

            Mr. Vogel, Managing Director, is a co-portfolio manager of the Small Cap Value Portfolio. Mr. Vogel attended New York University. He joined DLJAM in 1993 and came to CSAM in 2000 as a result of the merger of the business of DLJAM and CSAM. Previously, he was a portfolio manager at Chemical Bank and Manufacturers Hanover Trust Company.

            Mr. Hanlon, Director, is a co-portfolio manager of the Small Cap Value Portfolio. He holds a B.A. in Economics from the State University of New York at Albany. He joined DLJAM, where he served in a similar capacity, in 1994, and came to CSAM in 2000 as a result of the merger of the business of DLJAM and CSAM. Previously, he managed U.S. equity portfolios at Chemical Bank and Manufacturers Hanover Trust Company.

Investment Adviser and Co-Administrators

            CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment adviser to the Portfolios pursuant to a written agreement (the "Advisory Agreement"). CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group ("Credit Suisse"). Credit Suisse is a global financial services company, providing a comprehensive range of banking and insurance products. Active on every continent and in all major financial centers, Credit Suisse comprises five business units -- Credit Suisse Asset Management (asset management); Credit Suisse First Boston (investment banking); Credit Suisse Private Banking (private banking); Credit Suisse (retail banking); and Winterthur (insurance). Credit Suisse has approximately $680 billion of global assets under management and employs approximately 63,000 people worldwide. The principal business address of Credit Suisse is Paradeplatz 8, CH 8070, Zurich, Switzerland.

            CSAM, subject to the control of the Fund's officers and the Board, manages the investment and reinvestment of the assets of each Portfolio in accordance with the Portfolio's investment objective and stated investment policies. CSAM makes investment decisions for each Portfolio and places orders to purchase or sell securities on behalf of the Portfolios. CSAM also employs a support staff of management personnel to provide services to the Fund and furnishes the Fund with office space, furnishings and equipment.

            For the services provided pursuant to the Advisory Agreement by CSAM, the Portfolios pay CSAM a fee calculated at an annual rate equal to________. CSAM and the Portfolio's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be borne by the Portfolio.

            CSAMSI and PFPC serve as co-administrators to the Fund pursuant to separate written agreements (the "CSAMSI Co-Administration Agreements" and the "PFPC Co-Administration Agreements," respectively). CSAMSI became co-administrator to the Fund on November 1, 1999. Prior to that, Counsellors Funds Service, Inc. ("Counsellors Service") served as co-administrator to the Fund.

            As co-administrator, CSAMSI provides shareholder liaison services to the Portfolios, including responding to shareholder inquiries and providing information on shareholder investments. CSAMSI also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between the Portfolios and its various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, preparing proxy statements and annual and semiannual reports, assisting in the preparation of tax returns and developing and monitoring compliance procedures for the Portfolios. As compensation, each Portfolio pays CSAMSI a fee calculated at an annual rate of .10% of that Portfolio's average daily net assets.

            As a co-administrator, PFPC calculates each Portfolio's net asset value, provides all accounting services for the Portfolios and assists in related aspects of the Portfolios' operations. As compensation, the Portfolio pays PFPC a fee calculated at an annual rate of .075% of the Portfolio's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets, and .55% of average daily net assets over $1.5 billion. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.


Code of Ethics

            The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund for the Portfolio. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

            The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

            State Street Bank and Trust Company ("State Street") serves as custodian of each Portfolio's U.S. and non-U.S. assets. Pursuant to a Custodian Agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities for the account of the Portfolio, (iii) makes receipts and disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities held by it and (v) makes periodic reports to the Board concerning each Portfolio's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositaries to serve as sub-custodian on behalf of each Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

            Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of the Portfolios pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios, (ii) addresses and mails all communications by the Fund to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

Distribution and Shareholder Servicing

            CSAMSI serves as the distributor of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

            Each Portfolio has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other industry professionals (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at that Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. A Portfolio may reimburse part of the Service Fee at rates it would normally pay to the transfer agent for providing the services.

Organization of the Fund

            The Fund was incorporated on May 13, 1992 under the laws of the State of Maryland under the name "Warburg, Pincus Institutional Fund, Inc." On May 11, 2000, the Fund changed its name to "Credit Suisse Institutional Fund, Inc." The Fund's charter authorizes the Board of Directors to issue full and fractional shares of capital stock, par value $.001 per share. Shares of nine series are classified.

            The Portfolios are open-end management investment companies. With the exception of the Select Equity Portfolio, the Portfolios are diversified . The Select Equity Portfolio is non-diversified.

            All shareholders of the Portfolios, upon liquidation, will participate ratably in the respective Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            The offering price of each Portfolio's shares is equal to its per share net asset value. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

            If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

            A Portfolio may, in certain circumstances and in its discretion, accept securities as payment for the purchase of the Portfolio's shares from an investor who has received such securities as redemption proceeds from another Credit Suisse Warburg Pincus Fund.

                               EXCHANGE PRIVILEGE

            Shareholders of the Portfolio may exchange all or part of their shares for shares of other portfolios of the Fund and institutional shares of the Credit Suisse Warburg Pincus Fund on the basis of their relative net asset values per share at the time of exchange. The exchange privilege enables shareholders to acquire shares in a Portfolio with a different investment objective when they believe that a shift between Portfolios is an appropriate investment decision.

            If an exchange request is received by Credit Suisse Institutional Fund or its agent prior to the close of regular trading on the NYSE, the exchange will be made at the respective Portfolio's net asset value determined at the end of that business day. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. A Portfolio may refuse exchange purchases at any time without notice.

            The exchange privilege is available to investors in any state in which the shares being acquired may be legally sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Portfolio for shares in another portfolio of the Fund should review the Prospectus of the other portfolio prior to making an exchange. For further information regarding the exchange privilege or to obtain a current Prospectus for another portfolio of the Fund, an investor should contact the Fund at 1-800-222-8977.

            The Portfolios reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Portfolio receives or anticipates receiving large exchange orders at or about the same time and when a pattern of exchanges within a short period of time (often associated with a marketing timing strategy) is discerned. The Portfolio reserves the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

            The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Portfolios and their Investments

            The Portfolios intend to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and
(ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

            As regulated investment companies, the Portfolios will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on their net realized long-term and short-term capital gains, if any, that they each distribute to their respective shareholders, provided that an amount equal to at least 90% of the sum of their respective investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over their net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that they does not distribute. Any dividend declared by the Portfolios in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the relevant Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

            The Portfolios intend to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Portfolios currently expect to distribute any such excess annually to their shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

            The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolios anticipate that they will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

            If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

            A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by that Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Portfolios will monitor their transactions, will make the appropriate tax elections and will make the appropriate entries in their books and records when they engage in a short sale or short sale against the box or acquire any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

            Each Portfolio's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though a Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, a Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of a Portfolio.

Passive Foreign Investment Companies

            If a Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

            Alternatively, a Portfolio may make mark-to-market elections that will result in the Portfolio being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a Portfolio, unless revoked with the consent of the IRS. By making the election, a Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Portfolios will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Dividends and Distributions

            Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-realized long-term capital gains, if any, that a Portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Portfolio. Dividends and distributions paid by a Portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the Portfolio as capital assets).

            Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

            Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

            If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares

            Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

Foreign Taxes

            Income received by a Portfolio from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. A Portfolio may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if: (i) the Portfolio qualifies as a regulated investment company, (ii) certain asset and distribution requirements are satisfied, and
(iii) more than 50% of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations. A Portfolio may qualify for and make this election (the "Foreign Tax Credit Election") in some, but not necessarily all, of its taxable years. If a Portfolio were to make such an election, shareholders of the Portfolio would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, a Portfolio will report to its shareholders the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

            It is expected that a Portfolio will not be eligible to make the Foreign Tax Credit Election. In the absence of such an election, the foreign taxes paid by a Portfolio will reduce its investment company taxable income, and distributions of investment company taxable income received by the Portfolio from non-U.S. sources will be treated as United States source income when distributed to shareholders.

Backup Withholding

            A Portfolio may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices

            Shareholders will be notified annually by each Portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Portfolio and its Investments") made by that Portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

Other Taxation

            Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                          DETERMINATION OF PERFORMANCE

            From time to time, a Portfolio may quote its yield or total return in advertisements or in reports and other communications to shareholders.

            Total return figures will show the average percentage change in value of an investment in a Portfolio from the beginning of the measurement period to the end of the measurement period. The figures will reflect changes in the price of a Portfolio's shares assuming that any income dividends and/or capital gain distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Portfolio's operations or on a year-by-year, quarterly or current year-to-date basis).

            A Portfolio's average annualized total return is calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the Portfolio has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period.

            When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of a Portfolio's return over a longer market cycle. A Portfolio may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period. Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

            A Portfolio may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. A Portfolio may advertise average annual calendar-year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of a Portfolio's total return in longer market cycles.

            A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Portfolio's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

            Yield is calculated by annualizing the net investment income generated by a Fund over a specified thirty-day period according to the following formula:

                      YIELD = 2[(   a-b     +1)(6) -1]
                                 ---------
                                    cd

For purposes of this formula: "a" is dividends and interest earned during the period; "b" is expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

            In addition, reference may be made in advertising shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. The Portfolio may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.

            The Select Equity Portfolio and the Capital Appreciation may each compare their performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Standard and Poor's 500 Index;
(iii)the Russell 1000 Growth Index; or (iv) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Small Cap Value Portfolio may compare its performance with (i) that of other mutual funs with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Russell 2000 Value Index; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Portfolios may also include evaluations of each Portfolio published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, Mutual Fund Magazine, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Portfolio may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

            In reports or other communications to investors or in advertising, each Portfolio may also describe the general biography or work experience of the portfolio managers of the Portfolio and may include quotations attributable to the portfolio managers describing approaches taken in managing the Portfolio's investments, research methodology underlying stock selection or the Portfolio's investment objective. In addition, each Portfolio and its portfolio managers may render updates of Portfolio activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Portfolio with respect to relevant market and industry benchmarks. A Portfolio may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on the Portfolio otherwise composed of domestic securities.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

            PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund.

            Willkie Farr & Gallagher serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

            The Fund will furnish without charge a copy of the Annual Report upon request by calling the Fund at 1-800-222-8977.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

            Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

            The following summarizes the ratings used by S&P for corporate bonds:

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC and C - Debt rated BB and B is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

            B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating.

            CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

            CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

            C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

            To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

            D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            The following summarizes the ratings used by Moody's for corporate bonds:

            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

            Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

            Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

            The following summarizes the two highest ratings used by S&P for short-term notes:

            SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

            SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

            The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

            MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

            MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

            The following summarizes the ratings used by S&P for Municipal
Obligations:

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

            BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

            B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

            CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

            CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

            C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

            To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

            D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            The following summarizes the highest four municipal ratings used by
Moody's:

            Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

            Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

            Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

Exhibit No.       Description of Exhibit
-----------       ----------------------
  a(1)            Articles of Incorporation.(1)

   (2)            Articles of Amendment establishing the International Equity
                  Portfolio.(1)

   (3)            Articles Supplementary designating the Small Company Growth
                  Portfolio.(1)

   (4) Articles Supplementary increasing the number of authorized shares.(2)

   (5)            Articles Supplementary designating the Emerging Markets
                  Portfolio.(3)

   (6)            Articles Supplementary designating the Value Portfolio.(4)

   (7)            Articles Supplementary designating the Small Company Value
                  Portfolio and the Post-Venture Capital Portfolio.(5)

   (8)            Articles of Amendment changing the name of the Post-Venture
                  Capital Portfolio to the Warburg Pincus Post-Venture Capital
                  Portfolio.(6)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 18, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 19, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 20, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed with the Commission on January 31, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 12, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 2000.

   (9)            Articles of Amendment changing the name of Warburg, Pincus
                  Institutional Fund, Inc. to Credit Suisse Institutional Fund,
                  Inc.(6)

   (10) Articles Supplementary designating the Cash Reserve Portfolio, the Global Telecommunications Portfolio, the Long-Short Market
                  Neutral Portfolio and the Major Foreign Markets Portfolio.(6)

   (11)           Articles Supplementary designating the Investment Grade Fixed
                  Income Portfolio Series.(7)

   (12)           Articles Supplementary designating the Select Equity
                  Portfolio, the Capital Appreciation Portfolio and the Small
                  Cap Value Portfolio.

  b(1)            By-Laws.(1)

   (2)            Amendment to By-Laws.(8)

   (3)            Form of Amendment to By-Laws.(9)

   (4)            Amendment to By-Laws(6)

   (5)            Amended By-Laws dated February 5, 2001.(10)

  c               Registrant's Forms of Stock Certificates.(1)

  d(1)            Investment Advisory Agreement.(1)


----------

(7) Incorporated by reference to Post-Effective Amendment No. 24 to Registrants Registration Statement on Form N-1A, filed with the Commission on June 29, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed with the Commission on July 2, 1996.

(9) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Warburg Pincus Global Fixed Income Fund, Inc. filed on February 17, 1998 (Securities Act File No. 33-36066).

(10) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse Warburg Pincus International Small Company Fund, Inc. filed February 22, 2001 (Securities Act File No. 333-49537).

(11) Incorporated by reference/ material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Credit Suisse Warburg Pincus Global Post-Venture Capital Fund, Inc., filed November 4, 1999 (Securities Act File No. 333-90341).

   (2)            Form of Investment Advisory Agreement -- Cash Reserve
                  Portfolio.(6)

   (3)            Form of Investment Advisory Agreement -- Global
                  Telecommunications Portfolio.(6)

   (4)            Form of Investment Advisory Agreement -- Long-Short Market
                  Neutral Portfolio.(6)

   (5)            Form of Investment Advisory Agreement -- Major Foreign Markets
                  Portfolio.(6)

   (6)            Form of Investment Advisory Agreement - Investment Grade Fixed
                  Income Portfolio.(7)

   (7)            Form of Investment Advisory Agreement -- Select Equity
                  Portfolio

   (8)            Form of Investment Advisory Agreement -- Capital Appreciation
                  Portfolio

   (9)            Form of Investment Advisory Agreement -- Small Cap Value
                  Portfolio

   (10)           Sub-Investment Advisory Agreement between Abbott Capital
                  Management, LLC and the Post-Venture Capital Portfolio.(12)

   (11)           Form of Sub-Investment Advisory Agreement between Credit
                  Suisse Asset Management Limited and the Global
                  Telecommunication Portfolio.(6)

  e(1)            Form of Distribution Agreement with Credit Suisse Asset
                  Management Securities, Inc. ("CSAMSI")(6)

   (2) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to inclusion of the Investment Grade Fixed Income
                  Portfolio.(7)

   (3) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to the inclusion of the Select Equity Portfolio, the Capital Appreciation Portfolio and the Small Cap Value
                  Portfolio.

----------

(12) Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 30, 2000.

  f               Not applicable.

  g(1) Amendment to the Custodian Agreement with State Street Bank and Trust Company ("State Street") dated April 26, 2001.(13)

   (2) Amendment to the Custodian Agreement with State Street Bank and Trust Company dated May 16, 2001.(13)

   (3)            Amended Exhibit I to Custodian Agreement with State Street
                  Bank and Trust Company dated May 16, 2001.(13)

  h(1)            Form of Transfer Agency and Service Agreement with Boston
                  Financial Data Services, Inc. dated February 5, 2001.(10)

   (2)            Form of Letter Agreement with Boston Financial Data Services,
                  Inc.(7)

   (2)(A)         Form of Letter Agreement with Boston Financial Data Services,
                  Inc.

   (3)            Form of Co-Administration Agreement with CSAMSI.(11)

   (3)(A) Form of Letter Agreement with CSAMSI relating to the Investment Grade Fixed Income Portfolio.(7)

   (3)(B)         Form of Letter Agreement with CSAMSI relating to the Select
                  Equity Portfolio, Capital Appreciation Portfolio and Small Cap
                  Value Portfolio.

   (3)(C)         Form of Co-Administration Agreements with PFPC Inc.(12)

   (3)(D)         Form of Letter Agreement with PFPC Inc. relating to the
                  Emerging Markets Portfolio.(3)

   (3)(E)         Form of Letter Agreement with PFPC Inc. relating to the Value
                  Portfolio.(4)

   (3)(F) Form of Co-Administration Agreement with PFPC Inc. relating to the Small Company Value Portfolio.(5)

   (3)(G) Form of Co-Administration Agreement with PFPC Inc. relating to the Post-Venture Capital Portfolio.(5)

----------

(13) Incorporated by reference to the Post-Effective No. 16 to the Registrant Statement on Form N-1A of Credit Suisse Warburg Pincus Trust, filed June 29, 2001.

   (3)(H) Form of Co-Administration Agreement with PFPC Inc. relating to the Cash Reserve Portfolio, the Global Telecommunications
                  Portfolio, the Long-Short Market Neutral Portfolio and the
                  Major Foreign Markets Portfolio.(6)

   (3)(I) Form of Co-Administration Agreement with PFPC Inc. relating to the Investment Grade Fixed Income Portfolio.(7)

   (3)(J) Form of Co-Administration Agreement with PFPC Inc. relating to the Select Portfolio, Capital Appreciation Portfolio and the
                  Small-Cap Portfolio.

   (3)(K)         Amended Fee Agreement with PFPC Inc dated February 9,
                  2001.(10)

   (4)            Form of Services Agreement.(14)

  i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(15)

   (2)            Consent of Willkie Farr & Gallagher, counsel to the Fund, and
                  Opinion of Willkie Farr & Gallagher relating to the establishment of the Small Company Value Portfolio and Post-Venture Capital Portfolio.(5)

   (3) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Cash Reserve Portfolio, Global
                  Telecommunications Portfolio, Long-Short Market Neutral
                  Portfolio and Major Foreign Markets Portfolio.(6)

   (4) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, relating to the establishment of the Investment
                  Grade Fixed Income Value Portfolio.(7)

   (5) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, relating to the establishment of the Select Equity
                  Portfolio, Capital Appreciation Portfolio and Small Cap Value
                  Portfolio.

----------

(14) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Warburg Pincus Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).

(15) Incorporated by reference to Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed with the Commission on February 24, 2000.

   (6)            Opinion and Consent of Venable, Baetjer and Howard LLP,
                  Maryland Counsel to the Fund.(7)

   (7)            Opinion and Consent of Venable, Baetjer and Howard LLP,
                  Maryland Counsel to the Fund.

  j(1)            Not applicable.

   (2)            Powers of Attorney.(13)

  k               Not applicable.

  l(1)            Purchase Agreement pertaining to the International Equity
                  Portfolio and Global Fixed Income Portfolio.(1)

   (2)            Form of Purchase Agreement pertaining to the Small Company
                  Growth Portfolio.(1)

   (3)            Form of Purchase Agreement pertaining to the Emerging Market
                  Portfolio.(3)

   (4)            Form of Purchase Agreement relating to the Value Portfolio.(4)

   (5)            Form of Purchase Agreement relating to the Small Company Value
                  Portfolio.(5)

   (6)            Form of Purchase Agreement relating to the Post-Venture
                  Capital Portfolio.(5)

   (7)            Form of Purchase Agreement relating to the Cash Reserve
                  Portfolio, the Global Telecommunications Portfolio, the
                  Long-Short Market Neutral Portfolio and the Major Foreign
                  Markets Portfolio.(6)

   (8)            Form of Purchase Agreement relating to the Investment Grade
                  Fixed Income Portfolio.(7)

   (9)            Form of Purchase Agreement relating to the Select Equity
                  Portfolio, the Capital Appreciation Portfolio and the Small
                  Cap Value Portfolio.

  m               Not applicable.

  n               Not applicable.

  o               Not applicable.

  p(1)            Amended Form of Code of Ethics for Credit Suisse Asset
                  Management, LLC.(12)

   (2)            Form of Code of Ethics for Abbott Capital Management, LLC.(16)

   (3)            Form of Code of Ethics for Credit Suisse Asset Management
                  Limited (London).(12)


Item 24.    Persons Controlled by or Under Common Control with Registrant

            From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries:
Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.    Indemnification

            Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 26.    (a)   Business and Other Connections of Investment Adviser

            CSAM, LLC acts as investment adviser to each Portfolio. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

            (b) Business and Other Connections of Sub-Investment Adviser and Administrator

            Abbott Capital Management, LLC ("Abbott") acts as sub-investment adviser for the Registrant's Warburg Pincus Post-Venture Capital Portfolio. Abbott renders investment


----------

(16) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Credit Suisse Warburg Pincus Trust filed on April 26, 2000 (Securities Act File No. 33-58125).

advice and provides full-service private equity programs to clients. The list required by this Item 26 of Officers and Directors of Abbott, together with information as to their other business, profession, vocation, or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).

            (c)   Business and Other Connections of Sub-Investment Adviser

            Credit Suisse Asset Management Limited ("CSAM U.K.") act as sub-investment adviser for one or more of the Registrant's portfolios. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 28 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by CSAM U.K. (SEC File No. 801-40177).

Item 27.    Principal Underwriter

            (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Growth Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional U.S. Core Fixed Income Fund; Credit Suisse Warburg Pincus Capital Funds; Credit Suisse Warburg Pincus Opportunity Funds; Credit Suisse Warburg Pincus Select Funds; Credit Suisse Warburg Pincus Global Financial Services Fund; Credit Suisse Warburg Pincus Global New Technologies Fund; Credit Suisse Warburg Pincus/CSFB Technology Index Fund; Credit Suisse Warburg Pincus Aggressive Growth Fund; Credit Suisse Warburg Pincus Balanced Fund; Credit Suisse Warburg Pincus Capital Appreciation Fund; Credit Suisse Warburg Pincus Cash Reserve Fund; Credit Suisse Warburg Pincus Central & Eastern Europe Fund; Credit Suisse Warburg Pincus Emerging Growth Fund; Credit Suisse Warburg Pincus Emerging Markets Fund; Credit Suisse Warburg Pincus European Equity Fund; Credit Suisse Warburg Pincus Fixed Income Fund; Credit Suisse Warburg Pincus Focus Fund; Credit Suisse Warburg Pincus Global Fixed Income Fund; Credit Suisse Warburg Pincus Global Health Sciences Fund; Credit Suisse Warburg Pincus Global Post-Venture Capital Fund; Credit Suisse Warburg Pincus Global Telecommunications Fund; Credit Suisse Warburg Pincus Intermediate Maturity Government Fund; Credit Suisse Warburg Pincus International Equity Fund; Credit Suisse Warburg Pincus International Small Company Fund; Credit Suisse Institutional Services Fund; Credit Suisse Warburg Pincus Japan Growth Fund; Credit Suisse Warburg Pincus Japan Small Company Fund; Credit Suisse Warburg Pincus Long-Short Market Neutral Fund; Credit Suisse Warburg Pincus Major Foreign Markets Fund; Credit Suisse Warburg Pincus Municipal Bond Fund; Credit Suisse Warburg Pincus New York Intermediate Municipal Fund; Credit Suisse Warburg Pincus New York Tax Exempt Fund; Credit Suisse Warburg Pincus Small Company Growth Fund; Credit Suisse Warburg Pincus Small Company Value II Fund; Credit Suisse Warburg Pincus Trust; Credit Suisse Warburg Pincus Trust II; Credit Suisse Warburg Pincus Value II Fund; Credit Suisse Warburg Pincus WorldPerks Money Market Fund; Credit Suisse Warburg Pincus WorldPerks Tax Free Money Market Fund; Credit

Suisse Warburg Pincus Strategic Small Cap Fund and Credit Suisse Warburg Pincus Small Cap Value Fund.

            (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

            (c)   None.

Item 28.    Location of Accounts and Records

            (1)   Credit Suisse Institutional Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's Articles of Incorporation, By-Laws and minute books)

            (2)   Credit Suisse Asset Management, LLC
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as investment adviser)

            (3)   PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as co-administrator)

            (4)   Credit Suisse Asset Management Securities, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as co-administrator and distributor)

            (5)   State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110
                  (records relating to its functions as custodian)

            (6)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

            (7)   Credit Suisse Asset Management Limited
                  Beaufort House
                  15 St Botolph
                  London, EC3A7JJ
                  (records relating to its functions as sub-investment adviser)

            (8)   Abbott Capital Management, L.L.C.
                  1330 Avenue of the Americas
                  New York, New York 10019
                  (records relating to its functions as sub-investment adviser)

Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the [ ] day of October, 2001.

                                   CREDIT SUISSE INSTITUTIONAL FUND, INC.

                                   By: /s/ James P. McCaughan
                                      ----------------------------------------
                                       James P. McCaughan
                                       Chairman (Chief Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                   Title                     Date
---------                                   -----                     ----

/s/ William W. Priest*           Director                        October 3, 2001
--------------------------
    William W. Priest

/s/ James P. McCaughan           Chairman                        October 3, 2001
--------------------------       (Chief Executive Officer)
    James P. McCaughan

/s/ Michael A. Pignataro         Treasurer and                   October 3, 2001
--------------------------       Chief Financial Officer
    Michael A. Pignataro

/s/ Richard H. Francis*          Director                        October 3, 2001
--------------------------
    Richard H. Francis

/s/ Jack W. Fritz*               Director                        October 3, 2001
--------------------------
    Jack W. Fritz

/s/ Jeffrey E. Garten*           Director                        October 3, 2001
--------------------------
    Jeffrey E. Garten

/s/ James S. Pasman, Jr.*        Director                        October 3, 2001
--------------------------
    James S. Pasman, Jr.

/s/ Steven N. Rappaport*         Director                        October 3, 2001
--------------------------
    Steven N. Rappaport

/s/ Peter F.Krogh*               Director                        October 3, 2001
--------------------------
    Peter F. Krogh

*By: /s/ Michael A. Pignataro
    -----------------------------
     Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-----------       ----------------------

     a(12)        Articles Supplementary designating the Select Equity
                  Portfolio, the Capital Appreciation Portfolio and the Small
                  Cap Value Portfolio Series.

     d(7)         Form of Investment Advisory Agreement- Select Equity
                  Portfolio.

     d(8)         Form of Investment Advisory Agreement- Capital Appreciation
                  Portfolio.

     d(9)         Form of Investment Advisory Agreement- Small Cap Value
                  Portfolio.

     e(3) Form of Letter Agreement of Distribution Agreement with CSAMSI pertaining to the inclusion of the Select Equity Portfolio, the Capital Appreciation Portfolio and the Small Cap Value
                  Portfolio.

     h(2)(A)      Form of Letter Agreement with Boston Financial Data Services,
                  Inc.

      (3)(B)      Form of Letter Agreement with CSAMSI.

      (3)(J) Form of Co-Administration Agreement with PFPC Inc. relating to the Select Equity Portfolio, the Capital Appreciation
                  Portfolio and the Small Cap Value Portfolio.

     i(5) Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Select Equity Portfolio, the Capital
                  Appreciation Portfolio and the Small Cap Value Portfolio.

      (7)         Opinion and Consent of Venable, Baetjer and Howard LLP,
                  Maryland Counsel to the Fund.

     l(9)         Form of Purchase Agreement relating to the Select Equity
                  Portfolio, the Capital Appreciation Portfolio and the Small
                  Cap Value Portfolio.